SCHEDULE OF INVESTMENTS
Ivy ProShares MSCI ACWI Index Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia
Communication Services – 0.0%
Telstra Corp. Ltd. ADR	13		$28

Consumer Discretionary – 0.1%
Aristocrat Leisure Ltd.	3		55

Consumer Staples – 0.2%
Coles Group Ltd.	1		14
Treasury Wine Estates Ltd.	2		15
Wesfarmers Ltd.	3		89
Woolworths Ltd.	3		66

			184

Energy – 0.0%
Origin Energy Ltd.	6		25
Santos Ltd.	7		26
Woodside Petroleum Ltd.	2		27

			78

Financials – 0.7%
Australia and New Zealand Banking Group Ltd.	7		88
Australian Stock Exchange Ltd.	1		43
Commonwealth Bank of Australia	4		204
Insurance Australia Group Ltd.	7		27
Macquarie Group Ltd.	1		72
National Australia Bank Ltd.	9		108
QBE Insurance Group Ltd.	7		46
Suncorp Group Ltd.	5		29
Westpac Banking Corp.	8		102

			719

Health Care – 0.2%
Cochlear Ltd.	—	*	26
CSL Ltd.	1		235
Ramsay Health Care Ltd.	1		24
Sonic Healthcare Ltd.	2		33

			318

Industrials – 0.1%
Aurizon Holdings Ltd.	8		28
Brambles Ltd.	6		48
Transurban Group	6		64

			140

Information Technology – 0.0%
Computershare Ltd.	3		26

Materials – 0.5%
BHP Group Ltd.	7		183
BHP Group plc	5		100
Fortescue Metals Group Ltd.	8		77
Newcrest Mining Ltd.	2		45
South32 Ltd.	15		21

			426

Real Estate – 0.2%
Dexus	2		14
Goodman Group	5		56
GPT Group	8		23
Lendlease Group	2		19
Mirvac Group	13		20
Scentre Group	14		22
Stockland Corp. Ltd.	22		50

			204

Utilities – 0.0%
AGL Energy Ltd.	1		15

APA Group	2		14

			29

Total Australia - 2.0%			$2,207
Austria
Financials – 0.0%
Erste Bank der Oesterreichischen Sparkassen AG(A)	1		31

Total Austria - 0.0%			$31
Belgium
Consumer Staples – 0.1%
Anheuser-Busch InBev S.A./N.V.	2		95

Financials – 0.0%ageas N.V.(A)	1		36
KBC Group N.V.	1		41

			77

Health Care – 0.1%
UCB S.A./N.V.	1		60

Materials – 0.0%
Solvay S.A.	—	*	26
Umicore S.A.	1		41

			67

Total Belgium - 0.2%			$299
Bermuda
Financials – 0.0%
Arch Capital Group Ltd.(A)	1		34
Everest Re Group Ltd.	—	*	25

			59

Total Bermuda - 0.0%			$59
Brazil
Communication Services – 0.0%
Telefonica Brasil S.A.	2		22

Consumer Discretionary – 0.1%
Lojas Renner S.A.	4		30
MercadoLibre, Inc.(A)	—	*	101

			131

Consumer Staples – 0.0%
Ambev S.A.	10		27
JBS S.A.	6		25

			52

Energy – 0.1%
Petroleo Brasileiro S.A.	23		95

Financials – 0.3%
B3 S.A. - Brasil, Bolsa, Balcao	7		71
Banco Bradesco S.A.	15		59
Banco do Brasil S.A.	4		22
Itau Unibanco Holdings S.A.	15		70
Itausa Investimentos Itau S.A.	13		23

			245

Industrials – 0.1%
Localiza Rent a Car S.A.	3		24
Rumo S.A.(A)	6		24
WEG S.A.	6		54

			102

Materials – 0.1%
Vale S.A.	10		102

Real Estate – 0.0%
BR Malls Participacoes S.A.	9		17

Utilities – 0.0%
Equatorial Energia S.A.	8		33

Total Brazil - 0.7%			$799
Canada
Communication Services – 0.0%
Rogers Communications, Inc., Class B	1		28
Thomson Reuters Corp.	—	*	32

			60

Consumer Discretionary – 0.1%
Canadian Tire Corp. Ltd., Class A	—	*	22
Dollarama, Inc.	1		31
Gildan Activewear, Inc.	1		14
lululemon athletica, Inc.(A)	—	*	102
Magna International, Inc.	1		46
Restaurant Brands International, Inc.	1		33

			248

Consumer Staples – 0.1%
Alimentation Couche-Tard, Inc., Class B	2		70
Metro, Inc.	1		33

			103

Energy – 0.5%
AltaGas Ltd.(B)	2		20
Canadian Natural Resources Ltd.	3		58
Cenovus Energy, Inc.	6		26
Enbridge, Inc.	5		156
Inter Pipeline Ltd.	2		19
Keyera Corp.(B)	1		17
Pembina Pipeline Corp.	2		51
Suncor Energy, Inc.	4		67
TransCanada Corp.	2		102

			516

Financials – 1.2%
Bank of Montreal	1		76
Bank of Nova Scotia (The)(B)	4		146
Brookfield Asset Management, Inc., Class A	3		105
Canadian Imperial Bank of Commerce	1		74
Fairfax Financial Holdings Ltd.	—	*	24
Intact Financial Corp.	1		53
Manulife Financial Corp.	5		69
National Bank of Canada(B)	1		67
Royal Bank of Canada	3		222
Sun Life Financial, Inc.	2		59
Toronto-Dominion Bank	4		187

			1,082

Industrials – 0.2%
Canadian National Railway Co.	2		140
Canadian Pacific Railway Ltd.	—	*	75
WSP Global, Inc.	—	*	25
			240

Information Technology – 0.3%
CGI Group, Inc., Class A(A)	1		33
Constellation Software, Inc.	—	*	63

Open Text Corp.	1		38
Shopify, Inc., Class A(A)	—	*	239

			373

Materials – 0.4%
Agnico-Eagle Mines Ltd.	1		44
Barrick Gold Corp.	5		123
Franco-Nevada Corp.	1		84
Kirkland Lake Gold Ltd.	1		37
Nutrien Ltd.	2		54
Teck Cominco Ltd.	2		24
Wheaton Precious Metals Corp.	1		62

			428

Utilities – 0.2%
Emera, Inc.	1		58
Fortis, Inc.	2		75
Hydro One Ltd.	2		45

			178

Total Canada - 3.0%			$3,228
Chile
Consumer Discretionary – 0.0%
Saci Falabella	8		27

Utilities – 0.1%
Enel Americas S.A.	349		53

Total Chile - 0.1%			$80
China
Communication Services – 1.1%
58.com, Inc. ADR(A)	—	*	16
Baidu.com, Inc. ADR(A)	1		97
China Mobile Ltd.	16		105
China Tower Corp. Ltd., H Shares	138		24
JOYY, Inc. ADR(A)	—	*	27
NetEase.com, Inc. ADR	—	*	97
Tencent Holdings Ltd.	13		857

			1,223

Consumer Discretionary – 1.4%
Alibaba Group Holding Ltd. ADR(A)	4		936
ANTA Sports Products Ltd.	4		35
Geely Automobile Holdings Ltd.	27		42
Huazhu Group Ltd. ADR	1		18
JD.com, Inc. ADR(A)	2		128
Meituan Dianping, Class B(A)	8		181
New Oriental Education & Technology Group, Inc. ADR(A)	—	*	58
Pinduoduo, Inc. ADR(A)	1		70
Shenzhou International Group Holdings Ltd.	3		33
Trip.com Group Ltd. ADR(A)	1		34
YUM! Brands, Inc.	1		53

			1,588

Consumer Staples – 0.0%
China Mengniu Dairy Co. Ltd.	10		40
Hengan International Group Co. Ltd.	4		33

			73

Energy – 0.1%
CNOOC Ltd.	50		57
PetroChina Co. Ltd., H Shares	54		18

			75

Financials – 0.7%
Bank of Communications Co. Ltd.	44		28
BOC Hong Kong (Holdings) Ltd., H Shares	179		66

China Cinda Asset Management Co. Ltd., H Shares(A)	115		23
China CITIC Bank Corp. Ltd., H Shares	52		23
China Construction Bank Corp.	216		176
China Life Insurance Co. Ltd.	9		30
China Life Insurance Co. Ltd., H Shares	25		50
China Merchants Bank Co. Ltd., H Shares	12		58
China Minsheng Banking Corp. Ltd., H Shares(A)	46		32
China Pacific Insurance (Group) Co. Ltd., H Shares	10		26
CITIC Securities Co. Ltd., H Shares	20		39
Huatai Securities Co. Ltd., H Shares	19		30
Industrial and Commercial Bank of China Ltd., H Shares	135		82
PICC Property and Casualty Co. Ltd., H Shares	30		25
Ping An Insurance (Group) Co. of China Ltd., H Shares	16		155

			843

Health Care – 0.1%
China Medical System Holdings Ltd.	26		31
CSPC Pharmaceutical Group Ltd.	26		49
WuXi Biologics (Cayman), Inc.(A)	4		78

			158

Industrials – 0.0%
ZTO Express (Cayman), Inc. ADR	2		56

Information Technology – 0.2%
GDS Holdings Ltd. ADR(A)(B)	1		48
Sunny Optical Technology (Group) Co. Ltd.	4		62
Xiaomi Corp., Class B(A)	40		66

			176

Materials – 0.1%
Anhui Conch Cement Co. Ltd., H Shares	10		70

Real Estate – 0.1%
China Evergrande Group(A)(B)	10		26
China Overseas Land & Investment Ltd.	15		46
China Vanke Co. Ltd., H Shares	3		9
Country Garden Holdings Co. Ltd.	23		29
Sunac China Holdings Ltd.	8		32

			142

Utilities – 0.0%
CGN Power Co. Ltd., H Shares	110		23
ENN Energy Holdings Ltd.	3		37

			60

Total China - 3.8%			$4,464
Denmark
Consumer Staples – 0.0%
Carlsberg Group	—	*	43

Financials – 0.0%
Danske Bank A.S.	2		25

Health Care – 0.5%
Coloplast A/S, Class B	—	*	66
Genmab A.S.(A)	—	*	78
Novo Nordisk A/S, Class B	4		276
Novozymes A/S, Class B	1		51

			471

Industrials – 0.1%
A.P. Moller - Maersk A/S	—	*	31
DSV Panalpina A/S	1		77
Vestas Wind Systems A/S	—	*	46

			154

Materials – 0.0%
Chr. Hansen Holding A/S	—	*	33

Utilities – 0.1%
Orsted A/S	1		70

Total Denmark - 0.7%			$796
Finland
Energy – 0.0%
Neste Oyj	1		46

Financials – 0.1%
Nordea Bank AB(A)	11		74

Industrials – 0.1%
Kone Oyj, Class B	1		53

Information Technology – 0.1%
Nokia OYJ	15		65

Materials – 0.1%
UPM-Kymmene Corp.	1		43

Total Finland - 0.4%			$281
France
Communication Services – 0.2%
Orange S.A.	5		61
Publicis Groupe S.A.	1		21
Ubisoft Entertainment S.A.(A)	—	*	28
Vivendi Universal	2		62

			172

Consumer Discretionary – 0.6%
Accor S.A.	1		28
Compagnie Generale des Etablissements Michelin, Class B	—	*	39
Hermes International	—	*	74
LVMH Moet Hennessy - Louis Vuitton	1		290
Peugeot S.A.	2		35
Pinault-Printemps-Redoute S.A.	—	*	108
Sodexo S.A.	—	*	16

			590

Consumer Staples – 0.4%
Danone S.A.	1		93
L’Oreal	1		192
Pernod Ricard S.A.	1		87

			372

Energy – 0.2%
Total S.A.(B)	6		224

Financials – 0.2%
Axa S.A.(B)	4		94
BNP Paribas S.A.	2		99
Credit Agricole Group	4		39
Societe Generale S.A.	2		36
			268

Health Care – 0.3%
EssilorLuxottica S.A.	1		91

Sanofi-Aventis	3		276

			367

Industrials – 0.6%
Airbus SE	1		98
Bouygues S.A.	1		30
Compagnie de Saint-Gobain	1		40
Edenred S.A.	1		36
Eiffage S.A.	—	*	34
Getlink SE	2		33
Legrand S.A.	1		70
Safran	1		77
Schneider Electric S.A.	1		164
Teleperformance SE	—	*	48
Thales	—	*	27
Vinci(B)	1		120

			777

Information Technology – 0.1%
Atos S.A.	—	*	24
Cap Gemini S.A.	—	*	56
Dassault Systemes S.A.	—	*	69
Ingenico Group	—	*	40

			189

Materials – 0.1%
Arkema S.A.	—	*	32
L Air Liquide S.A.	1		148

			180

Real Estate – 0.0%
Icade	—	*	21
Unibail-Rodamco-Westfield	—	*	24

			45

Utilities – 0.1%
EDF S.A.	2		19
ENGIE	5		60
Suez Environment Co.(B)	2		21
Veolia Environnement S.A.	2		42

			142

Total France - 2.8%			$3,326
Germany
Communication Services – 0.1%
Deutsche Telekom AG, Registered Shares	7		122

Consumer Discretionary – 0.2%
adidas AG	—	*	119
Bayerische Motoren Werke AG	1		38
Continental AG	—	*	26
Daimler AG	2		62
Porsche Automobil Holding SE(A)	1		32

			277

Consumer Staples – 0.0%
Beiersdorf Aktiengesellschaft(B)	—	*	35
Henkel AG & Co. KGaA	—	*	24

			59

Financials – 0.4%
Allianz AG, Registered Shares	1		199
Deutsche Bank AG	5		48
Deutsche Boerse AG	—	*	85
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	—	*	107

			439

Health Care – 0.3%
Bayer AG	2		167
Fresenius Medical Care AG & Co. KGaA(A)	1		51
Fresenius SE & Co. KGaA(A)	1		54

Merck KGaA	—	*	38
Sartorius AG	—	*	44

			354

Industrials – 0.3%
Brenntag AG	1		30
Deutsche Post AG(A)	3		92
MTU Aero Engines Holding AG	—	*	26
Siemens AG	2		213

			361

Information Technology – 0.4%
Infineon Technologies AG	3		75
SAP AG	2		325
Wirecard AG(A)(B)	—		—

			400

Materials – 0.2%
BASF Aktiengesellschaft	2		100
Covestro AG	—	*	13
HeidelbergCement AG	—	*	23
Lanxess AG(A)	—	*	26
Symrise AG	—	*	55

			217

Real Estate – 0.2%
Deutsche Wohnen AG	1		40
Vonovia SE	1		84

			124

Utilities – 0.2%
E.ON AG	6		67
RWE Aktiengesellschaft	2		53

			120

Total Germany - 2.3%			$2,473
Hong Kong
Communication Services – 0.0%
HKT Trust and HKT Ltd.	21		30

Consumer Discretionary – 0.2%
Galaxy Entertainment Group	8		58
Techtronic Industries Co. Ltd.	6		56

			114

Consumer Staples – 0.0%
China Resources Beer (Holdings) Co. Ltd.	7		37
WH Group Ltd.	42		36

			73

Energy – 0.0%
CNPC (Hong Kong) Ltd.	45		30

Financials – 0.5%
Agricultural Bank of China Ltd., H Shares	56		23
AIA Group Ltd.	30		284
BOC Hong Kong (Holdings) Ltd.	15		48
Hang Seng Bank Ltd.	2		40
Hong Kong Exchanges and Clearing Ltd.	4		150

			545

Health Care – 0.1%
Alibaba Health Information Technology Ltd.(A)	15		43
Sino Biopharmaceutical Ltd.	35		66

			109

Industrials – 0.1%
Beijing Enterprises Holdings Ltd.	11		37
CITIC Pacific Ltd.	26		24
Jardine Matheson Holdings Ltd.	1		25
Jardine Strategic Holdings Ltd.	1		18
MTR Corp. Ltd.	6		31

Shanghai Industrial Holdings Ltd.	22	34

		169

Real Estate – 0.5%
Cheung Kong (Holdings) Ltd.	17	103
China Resources Land Ltd.	10	39
Hang Lung Properties Ltd.	16	37
Henderson Land Development Co. Ltd.	7	26
Hongkong Land Holdings Ltd.	6	25
Link (The)	8	62
Longfor Group Holdings Ltd.	7	36
New World Development Co. Ltd.	7	32
Sino Land Co. Ltd.	19	24
Sun Hung Kai Properties Ltd.	5	65
Swire Pacific Ltd., Class A	3	14
Wharf (Holdings) Ltd. (The)(B)	4	20

		483

Utilities – 0.2%
China Gas Holdings Ltd.	9	29
CLP Holdings Ltd.	5	52
Guangdong Investment Ltd.	14	24
Hong Kong & China Gas Co. Ltd.	35	54
Power Assets Holdings Ltd.	7	39

		198

Total Hong Kong - 1.6%		$1,751
India
Consumer Discretionary – 0.0%
Tata Motors Ltd. ADR(A)(B)	6	41

Energy – 0.2%
Reliance Industries Ltd. GDR(C)	4	194

Financials – 0.1%
ICICI Bank Ltd. ADR	14	132

Health Care – 0.1%
Dr. Reddy’s Laboratories Ltd. ADR(B)	2	94

Industrials – 0.1%
Larsen & Toubro Ltd. GDR(B)	10	124

Information Technology – 0.2%
Infosys Technologies Ltd. ADR	14	131
Wipro Ltd. ADR	22	74

		205

Materials – 0.1%
Vedanta Ltd. ADR(B)	12	68

Total India - 0.8%		$858
Indonesia
Communication Services – 0.0%
PT Telekomunikasi Indonesia Persero Tbk	181	39

Consumer Discretionary – 0.0%
PT Astra International Tbk	103	35

Consumer Staples – 0.0%
PT Indofood CBP Sukses Makmur Tbk(A)	32	21
PT Unilever Indonesia Tbk	11	6

		27

Financials – 0.1%
Bank Central Asia Tbk PT	31	62
PT Bank Mandiri (Persero) Tbk	71	25

PT Bank Rakyat Indonesia	181		39

			126

Total Indonesia - 0.1%			$227
Ireland
Consumer Staples – 0.1%
Kerry Group plc, Class A	—	*	62

Health Care – 0.3%
Medtronic plc	3		274

Industrials – 0.1%
DCC plc	—	*	32
Kingspan Group plc	1		36
Trane Technologies plc	1		49

			117

Information Technology – 0.3%
Accenture plc, Class A	1		300

Materials – 0.1%
CRH plc	2		76
Smurfit Kappa Group plc	1		30

			106

Total Ireland - 0.9%			$859
Israel
Health Care – 0.0%
Teva Pharmaceutical Industries Ltd. ADR(A)	4		46

Information Technology – 0.1%
NICE Systems Ltd. ADR(A)	—	*	73
Wix.com Ltd.(A)	—	*	47

			120

Total Israel - 0.1%			$166
Italy
Communication Services – 0.0%
Telecom Italia S.p.A.	45		18

Consumer Discretionary – 0.1%
Ferrari N.V.	—	*	45
Moncler S.p.A.	1		28

			73

Energy – 0.1%
Eni S.p.A.	5		52

Financials – 0.2%
Assicurazioni Generali S.p.A.(A)	3		42
Banca Intesa S.p.A.	28		53
FinecoBank S.p.A.	3		35
Mediobanca S.p.A.	3		23
UniCredit S.p.A.	4		34

			187

Industrials – 0.0%
Atlantia S.p.A.	1		23
CNH Industrial N.V.	2		12
Prysmian S.p.A.	1		22

			57

Utilities – 0.3%
ENEL S.p.A.	19		167
Snam S.p.A.	8		38
Terna Rete Elettrica Nazionale S.p.A.	6		38

			243

Total Italy - 0.7%			$630
Japan
Communication Services – 0.6%
Dentsu Group, Inc.(B)	1		19
KDDI Corp.	5		138
Nintendo Co. Ltd.	—	*	129
Nippon Telegraph and Telephone Corp.	2		37
NTT DoCoMo, Inc.	3		83
SoftBank Corp.	5		70

SoftBank Group Corp.	4		201
Z Holdings Corp.	10		47

			724

Consumer Discretionary – 0.9%
Bandai Namco Holdings, Inc.	1		30
Bridgestone Corp.	1		32
Denso Corp.	1		49
Fast Retailing Co. Ltd.	—	*	82
Honda Motor Co. Ltd.	4		91
Makita Corp.	1		34
Nissan Motor Co. Ltd.	5		20
Nitori Co. Ltd.	—	*	51
Oriental Land Co. Ltd.	1		72
Pan Pacific International Holdings Corp.	2		37
Panasonic Corp.	6		53
Rakuten, Inc.	3		25
Sekisui House Ltd.	2		42
Shimano, Inc.	—	*	47
Sony Corp.	3		214
Subaru Corp.	2		33
Suzuki Motor Corp.	1		32
Toyota Industries Corp.	1		29
Toyota Motor Corp.	4		261
Yamaha Corp.	—	*	21

			1,255

Consumer Staples – 0.5%
Aeon Co. Ltd.	2		42
Ajinomoto Co., Inc.	2		33
Asahi Breweries Ltd.(B)	1		36
Japan Tobacco, Inc.(B)	1		27
Kao Corp.	1		93
Kikkoman Corp.	1		30
Kirin Brewery Co. Ltd.	2		45
Meiji Holdings Co. Ltd.	—	*	25
Seven & i Holdings Co. Ltd.	2		60
Shiseido Co. Ltd.	1		71
Suntory Beverage & Food Ltd.	1		21
Unicharm Corp.	1		55
Yakult Honsha Co. Ltd.	—	*	22

			560

Financials – 0.7%
Dai-ichi Mutual Life Insurance Co. (The)	3		41
Daiwa Securities Group, Inc.	8		32
Japan Exchange Group, Inc.	1		34
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	29		112
Mizuho Financial Group, Inc.	54		67
MS&AD Insurance Group Holdings, Inc.	1		37
Nomura Holdings, Inc.	10		45
ORIX Corp.	6		80
Resona Holdings, Inc.	7		23
Sompo Holdings, Inc.	2		58
Sumitomo Mitsui Financial Group, Inc.	4		100
Sumitomo Mitsui Trust Holdings, Inc.	1		30
T&D Holdings, Inc.	6		50
Tokio Marine Holdings, Inc.	2		70

			779

Health Care – 1.0%
Astellas Pharma, Inc.	5		83
Chugai Pharmaceutical Co. Ltd.	2		102
Daiichi Sankyo Co. Ltd.	1		119
Eisai Co. Ltd.	1		73
M3, Inc.	2		72
Olympus Corp.	4		70
Ono Pharmaceutical Co. Ltd.	3		76
Otsuka Holdings Co. Ltd.(B)	1		49
Santen Pharmaceutical Co. Ltd.	3		52

Shionogi & Co. Ltd.	1		63
Sysmex Corp.	1		39
Takeda Pharmaceutical Co. Ltd.	4		147
Terumo Corp.	2		69

			1,014

Industrials – 1.4%
Canon, Inc.(B)	2		49
Central Japan Railway Co.	—	*	45
Daikin Industries Ltd.	1		105
East Japan Railway Co.	—	*	19
FANUC Ltd.	1		92
Hankyu Hanshin Holdings, Inc.	1		38
ITOCHU Corp.	4		79
Keihan Holdings Co. Ltd.	1		34
Keikyu Corp.	2		24
Komatsu Ltd.	3		54
Kubota Corp.	3		45
Marubeni Corp.	5		24
Minebea Mitsumi, Inc.	2		40
MISUMI Group, Inc.	1		30
Mitsubishi Corp.	4		78
Mitsubishi Electric Corp.	5		69
Mitsubishi Heavy Industries Ltd.	1		21
Mitsui & Co. Ltd.	5		67
Nagoya Railroad Co. Ltd.	1		33
Nidec Corp.	1		79
Odakyu Electric Railway Co. Ltd.	1		36
Recruit Holdings Co. Ltd.	3		118
Ricoh Co. Ltd.	4		27
Secom Co. Ltd.	—	*	42
Seibu Holdings, Inc.	1		16
SMC Corp.	—	*	90
Sumitomo Corp.	4		42
Sumitomo Electric Industries Ltd.	3		37
Tokyu Corp.	1		20
Toshiba Corp.	1		45
Toyota Tsusho Corp.	1		22
West Japan Railway Co.	—	*	28

			1,548

Information Technology – 0.9%
FUJIFILM Holdings Corp.	1		40
Fujitsu Ltd.	1		60
Hamamatsu Photonics K.K.	1		34
Hitachi Ltd.	2		76
Hoya Corp.	1		103
Keyence Corp.	—	*	198
Kyocera Corp.	1		46
Murata Manufacturing Co. Ltd.	2		100
OBIC Co. Ltd.	—	*	63
OMRON Corp.	1		52
ROHM Co. Ltd.	1		41
Shimadzu Corp.	1		29
TDK Corp.	1		55
Tokyo Electron Ltd.	—	*	117
YASKAWA Electric Corp.	1		46

			1,060

Materials – 0.4%
Asahi Kasei Corp.	6		52
JFE Holdings, Inc.	4		26
Mitsubishi Chemical Holdings Corp.	5		30
Mitsui Chemicals, Inc.	2		39
Nippon Paint Holdings Co. Ltd.(B)	1		41
Nippon Steel Corp.	4		36
Nitto Denko Corp.	1		55
Shin-Etsu Chemical Co. Ltd.	1		115
Sumitomo Chemical Co. Ltd.	16		47
Sumitomo Metal Mining Co. Ltd.	1		28
Teijin Ltd.	2		30

Toray Industries, Inc.	5		25

			524

Real Estate – 0.3%
Daito Trust Construction Co. Ltd.	—	*	18
Daiwa House Industry Co. Ltd.	2		41
Mitsubishi Estate Co. Ltd.	3		48
Mitsui Fudosan Co. Ltd.	2		43
Nippon Building Fund, Inc.	—	*	52
Sumitomo Realty & Development Co. Ltd.	1		29
Tokyu Fudosan Holdings Corp.	6		28

			259

Utilities – 0.0%
Chugoku Electric Power Co., Inc. (The)	2		29
Kansai Electric Power Co., Inc.	3		25
Osaka Gas Co. Ltd.	2		32
Tohoku Electric Power Co., Inc.	3		28
Tokyo Gas Co. Ltd.	1		31

			145

Total Japan - 6.7%			$7,868
Luxembourg
Materials – 0.0%
ArcelorMittal	3		27

Real Estate – 0.0%
Aroundtown S.A.	5		32

Total Luxembourg - 0.0%			$59
Macau
Consumer Discretionary – 0.0%
Sands China Ltd.	13		51
Wynn Macau Ltd.	12		21

			72

Total Macau - 0.0%			$72
Malaysia
Financials – 0.1%
Public Bank Berhad	19		73

Utilities – 0.0%
Tenaga Nasional Berhad	15		39

Total Malaysia - 0.1%			$112
Mexico
Communication Services – 0.1%
America Movil S.A.B. de C.V., Series L	107		69

Consumer Staples – 0.0%
Fomento Economico Mexicano S.A.B. de C.V.	6		35
Wal-Mart de Mexico S.A.B. de C.V.	12		30

			65

Financials – 0.0%
Grupo Financiero Banorte S.A.B. de C.V.(A)	5		16

Industrials – 0.0%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	3		23

Materials – 0.0%
CEMEX S.A.B. de C.V.	97		27
Grupo Mexico S.A.B. de C.V.	16		38

			65

Total Mexico - 0.1%			$238

Netherlands
Communication Services – 0.0%
Koninklijke KPN N.V.	12		31

Consumer Discretionary – 0.1%
Prosus N.V.(A)	1		122

Consumer Staples – 0.2%
Heineken Holding N.V.	—	*	30
Heineken N.V.	1		59
Koninklijke Ahold Delhaize N.V.	3		77

			166

Energy – 0.2%
Royal Dutch Shell plc, Class A	10		157
Royal Dutch Shell plc, Class B	9		133

			290

Financials – 0.1%
Aegon N.V.	6		19
ING Groep N.V., Certicaaten Van Aandelen	9		64
NN Group N.V.	1		36

			119

Health Care – 0.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	2		104
Qiagen N.V.(A)	1		30

			134

Industrials – 0.0%
Wolters Kluwer N.V.	1		47

Information Technology – 0.6%
Adyen N.V.(A)	—	*	90
ASML Holding N.V., Ordinary Shares	1		380
NXP Semiconductors N.V.	1		77

			547

Materials – 0.2%
Akzo Nobel N.V.	1		57
Koninklijke DSM N.V.	—	*	68

			125

Total Netherlands - 1.5%			$1,581
Norway
Communication Services – 0.0%
Telenor ASA	2		33

Consumer Staples – 0.0%
Mowi ASA	1		27

Energy – 0.1%
Equinor ASA	4		55

Financials – 0.0%
DNB ASA(A)	3		41

Industrials – 0.0%
Orkla ASA	3		26

Materials – 0.0%
Yara International ASA	1		26

Total Norway - 0.1%			$208
Peru
Financials – 0.0%
Credicorp Ltd.	—	*	26

Total Peru - 0.0%			$26
Philippines
Financials – 0.0%
Ayala Corp.	1		23

Real Estate – 0.0%
Ayala Land, Inc.	34		23

SM Prime Holdings, Inc.	25		16

			39

Total Philippines - 0.0%			$62
Poland
Communication Services – 0.0%
Cyfrowy Polsat S.A.(A)	8		51

Energy – 0.0%
Polski Koncern Naftowy Orlen S.A.	2		38

Financials – 0.1%
Bank Pekao S.A.	3		37
PKO Bank Polski S.A.	7		38
Powszechny Zaklad Ubezpieczen S.A.	6		48
Santander Bank Polska S.A.	—	*	17

			140

Total Poland - 0.1%			$229
Portugal
Energy – 0.0%
Galp Energia SGPS S.A., Class B	2		28

Utilities – 0.0%
EDP - Energias de Portugal S.A.	10		47

Total Portugal - 0.0%			$75
Russia
Communication Services – 0.0%
Mobile TeleSystems OJSC ADR	3		32

Consumer Staples – 0.0%
Magnit PJSC GDR	2		25

Energy – 0.3%
OAO Novatek GDR	—	*	37
Open Joint Stock Co. Gazprom ADR	16		85
PJSC LUKOIL ADR	1		86
Surgutneftegas PJSC ADR	6		34
Tatneft PJSC	1		40

			282

Financials – 0.1%
Sberbank of Russia PJSC ADR(A)	7		78

Materials – 0.0%
MMC Norilsk Nickel PJSC ADR	2		53
OJSC PhosAgro GDR	2		28

			81

Utilities – 0.0%
PJSC RusHydro ADR	31		30

Total Russia - 0.4%			$528
Singapore
Communication Services – 0.1%
Singapore Telecommunications Ltd.	27		48

Consumer Staples – 0.0%
Wilmar International Ltd.	10		31

Financials – 0.4%
DBS Group Holdings Ltd.	5		77
Oversea-Chinese Banking Corp. Ltd.	9		60
Singapore Exchange Ltd.	8		48
United Overseas Bank Ltd.	4		58

			243

Industrials – 0.1%
Keppel Corp. Ltd.(B)	9		40
Singapore Airlines Ltd.	12		33

Singapore Technologies Engineering Ltd.	13		30

			103

Real Estate – 0.0%
CapitaLand Ltd.	15		32
City Developments Ltd.	5		30
UOL Group Ltd.	7		32

			94

Total Singapore - 0.6%			$519
South Africa
Communication Services – 0.2%
MTN Group Ltd.	5		16
Naspers Ltd., Class N	1		207
Vodacom Group Ltd.(B)	4		27

			250

Financials – 0.0%
Absa Group Ltd.	3		14
FirstRand Ltd.	11		25
Nedbank Ltd.	2		13
Old Mutual plc	25		18
Remgro Ltd.	4		23
Sanlam Ltd.	7		22
Standard Bank Group Ltd.	4		22

			137

Materials – 0.0%
AngloGold Ashanti Ltd.	1		39
Impala Platinum Holdings Ltd.	4		27
Mondi plc	1		19
Sasol Ltd.(B)	2		19

			104

Total South Africa - 0.2%			$491
South Korea
Communication Services – 0.1%
Naver Corp.	—	*	96
NCsoft Corp.	—	*	42

			138

Consumer Discretionary – 0.2%
Hyundai Mobis	—	*	32
Hyundai Motor Co.	1		50
Kia Motors Corp.	1		34
LG Electronics, Inc.	1		55

			171

Consumer Staples – 0.0%
Korea Tobacco & Ginseng Corp.	1		33
LG Household & Health Care Ltd.	—	*	40

			73

Energy – 0.0%
SK Innovation Co. Ltd.	—	*	30

Financials – 0.0%
Hana Financial Group, Inc.	1		24
KB Financial Group, Inc.	1		33
Mirae Asset Daewoo Co. Ltd.	5		29
Samsung Fire & Marine Insurance Co. Ltd.	—	*	16
Samsung Life Insurance Co. Ltd.	—	*	15
Shinhan Financial Group Co. Ltd.	1		30

			147

Health Care – 0.1%
Celltrion, Inc.(A)	—	*	84

Industrials – 0.0%
Samsung C&T Corp.	—	*	31

Information Technology – 0.6%
Samsung Electronics Co. Ltd.	11		500
Samsung SDI Co. Ltd.	—	*	55
SK hynix, Inc.	2		113

			668

Materials – 0.2%
LG Chem Ltd.	—	*	71
POSCO	—	*	38

			109

Utilities – 0.0%
Korea Electric Power Corp.	1		19

Total South Korea - 1.2%			$1,470
Spain
Communication Services – 0.1%
Telefonica S.A.	12		56

Consumer Discretionary – 0.1%
Industria de Diseno Textil S.A.	3		73

Energy – 0.0%
Repsol YPF S.A.	3		28

Financials – 0.2%
Banco Bilbao Vizcaya Argentaria S.A.	18		61
Banco Santander S.A.	34		84
CaixaBank S.A.	11		23

			168

Health Care – 0.0%
Grifols S.A.	1		29

Industrials – 0.2%
Aena S.A.	—	*	29
Ferrovial S.A.	2		44

			73

Information Technology – 0.1%
Amadeus IT Holding S.A.	1		56

Utilities – 0.2%
Iberdrola S.A.	14		163
Red Electrica Corp. S.A.	1		18

			181

Total Spain - 0.9%			$664
Sweden
Consumer Discretionary – 0.0%
H & M Hennes & Mauritz AB	2		32

Consumer Staples – 0.2%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	2		60
Swedish Match AB	1		43

			103

Financials – 0.1%
Investor AB, B Shares	2		81
Kinnevik AB, Class B	2		51
Skandinaviska Enskilda Banken AB, Series A	3		27
Svenska Handelsbanken AB, Class A	4		39
Swedbank AB	2		30

			228

Industrials – 0.4%
AB Volvo, Class B	4		68
Alfa Laval AB	1		24
Assa Abloy AB, Class B	3		56
Atlas Copco AB, Class A	3		113
Epiroc AB, Class A	3		38
Sandvik AB	3		60

			359

Information Technology – 0.1%
Hexagon AB, Class B	1		42
Telefonaktiebolaget LM Ericsson, B Shares	8		79

			121

Materials – 0.0%
Boliden AB	1		22

Total Sweden - 0.8%			$865
Switzerland
Communication Services – 0.1%
Swisscom AG, Registered Shares	—	*	50

Consumer Discretionary – 0.1%
Compagnie Financiere Richemont S.A.	1		83
Swatch Group Ltd. (The), Bearer Shares	—	*	13

			96

Consumer Staples – 0.8%
Chocoladefabriken Lindt & Sprungli AG(B)	—	*	50
Nestle S.A., Registered Shares	7		768

			818

Financials – 0.6%
Banque Cantonale Vaudoise, Registered Shares	—	*	6
Chubb Ltd.	1		128
Credit Suisse Group AG, Registered Shares(A)	7		74
Julius Baer Group Ltd.(A)	1		29
Partners Group Holding AG	—	*	78
Swiss Life Holding Zurich	—	*	42
Swiss Re Ltd.	1		67
UBS Group AG(A)	9		104
Zurich Financial Services, Registered Shares	—	*	143

			671

Health Care – 1.2%
Alcon, Inc.	1		57
Givaudan S.A., Registered Shares	—	*	86
Lonza Group Ltd., Registered Shares	—	*	107
Novartis AG, Registered Shares	5		443
Roche Holdings AG, Genusscheine	2		571
Sonova Holding AG(A)	—	*	38
Straumann Holding AG	—	*	34
Vifor Pharma AG	—	*	39

			1,375

Industrials – 0.3%
ABB Ltd.	5		104
Ferguson plc	1		54
Geberit AG, Registered	—	*	59
Schindler Holding AG	—	*	32
SGS S.A.	—	*	44

			293

Information Technology – 0.1%
STMicroelectronics N.V.	3		69
TEMENOS Group AG	—	*	37

			106

Materials – 0.3%
Clariant Ltd., Registered Shares(A)	1		20
Glencore International plc	27		59
LafargeHolcim Ltd.	1		54
Sika AG	—	*	73

			206

Total Switzerland - 3.5%			$3,615
Taiwan
Consumer Staples – 0.0%
President Chain Store Corp.	3		33
Uni-President Enterprises Corp.	19		46

			79

Financials – 0.4%
Cathay Financial Holding Co. Ltd.	22		31
Chailease Holding Co. Ltd.	10		43
Chinatrust Financial Holding Co. Ltd.	68		47
E.Sun Financial Holding Co. Ltd.	52		50
First Commercial Bank Co. Ltd.	48		37
Fubon Financial Holding Co. Ltd.	28		42
Mega Financial Holding Co.	34		36
Yuanta Financial Holdings Co. Ltd.	92		55

			341

Industrials – 0.1%
EVA Airways Corp.	103		39

Information Technology – 1.2%
Advanced Semiconductor Engineering, Inc.	26		61
Asustek Computer, Inc.	6		41
Delta Electronics, Inc.	10		56
Hon Hai Precision Industry Co. Ltd.	38		112
Largan Precision Co. Ltd.	—	*	57
MediaTek, Inc.	5		103
Taiwan Semiconductor Manufacturing Co. Ltd.	59		627
United Microelectronics Corp.	98		53

			1,110

Materials – 0.1%
China Steel Corp.	53		37
Formosa Chemicals & Fiber Corp.	12		30
Formosa Plastics Corp.	16		48
Nan Ya Plastics Corp.	20		45
Taiwan Cement Corp.	23		33

			193

Total Taiwan - 1.8%			$1,762
Thailand
Communication Services – 0.0%
Advanced Info Service Public Co. Ltd.	2		15
BEC World Public Co. Ltd.(A)	77		12

			27

Consumer Discretionary – 0.0%
Minor International Public Co. Ltd.	28		19

Consumer Staples – 0.0%
CP ALL plc	14		30

Energy – 0.0%
PTT Public Co. Ltd.	30		37
Thai Oil Public Co. Ltd.	8		12

			49

Financials – 0.0%
Kasikornbank Public Co. Ltd.	9		27
TMB Bank Public Co. Ltd.	330		11

			38

Health Care – 0.0%
Bangkok Bank Public Co. Ltd.	28	20
Bumrungrad Hospital Public Co. Ltd.	4	15

		35

Industrials – 0.0%
Airports of Thailand Public Co. Ltd.	13	25
BTS Group Holdings Public Co. Ltd.	85	31

		56

Information Technology – 0.0%
Delta Electronis Public Co. Ltd.	7	11
KCE Electronics Public Co. Ltd.	27	20

		31

Materials – 0.0%
Indorama Ventures Public Co. Ltd.	15	14
PTT Global Chemical Public Co. Ltd.	14	21
Siam Cement Public Co. Ltd. (The)	3	30

		65

Utilities – 0.0%
Electricity Generating Public Co. Ltd.	2	16
Energy Absolute Public Co. Ltd.	11	14

		30

Total Thailand - 0.0%		$380
United Kingdom
Communication Services – 0.1%
BT Group plc	25	35
Informa plc	4	22
Pearson plc	3	18
Vodafone Group plc	68	107
WPP Group plc	4	28

		210

Consumer Discretionary – 0.3%
Aptiv plc	1	50
Barratt Developments plc	4	27
Burberry Group plc	1	26
Compass Group plc	5	65
Fiat S.p.A.	2	24
InterContinental Hotels Group plc	1	31
NEXT plc	1	31
Ocado Group plc(A)	2	40
Persimmon plc	1	40

		334

Consumer Staples – 0.9%
British American Tobacco plc	6	212
Coca-Cola European Partners plc	1	25
Coca-Cola HBC AG	1	27
Diageo plc	5	180
Imperial Tobacco Group plc	2	39
Reckitt Benckiser Group plc	2	167
Tesco plc	20	57
Unilever N.V., Certicaaten Van Aandelen	3	175
Unilever plc	2	127

		1,009

Energy – 0.2%
BP plc	47	179

Financials – 0.9%
3i Group plc	3	33
Aon plc(A)	1	106

Aviva plc	12		40
Barclays plc	42		60
HSBC Holdings plc	47		218
Legal & General Group plc	19		51
Lloyds Banking Group plc	175		67
London Stock Exchange Group plc, New Ordinary Shares	1		86
Prudential plc	6		95
Royal Bank of Scotland Group plc (The)	14		22
Standard Chartered plc	8		41
Willis Towers Watson plc	—	*	67

			886

Health Care – 0.5%
AstraZeneca plc	3		325
GlaxoSmithKline plc	12		244
Smith & Nephew plc	2		41

			610

Industrials – 0.3%
Allegion plc	—	*	34
Ashtead Group plc	1		48
BAE Systems plc	8		48
Bunzl plc	1		34
Experian plc	2		77
IHS Markit Ltd.	1		85
Intertek Group plc	1		40
Melrose Industries plc	15		21
RELX plc	5		104
Rentokil Initial plc	8		49
Rolls-Royce Group plc	4		16
Smiths Group plc	2		33
Spirax-Sarco Engineering plc	—	*	39

			628

Information Technology – 0.1%
Halma plc	2		46
Sage Group plc	4		32

			78

Materials – 0.7%
Amcor plc	5		48
Anglo American plc	3		78
Croda International plc	—	*	28
Johnson Matthey plc	1		19
Linde plc	1		272
Rio Tinto Ltd.	1		67
Rio Tinto plc	3		149

			661

Utilities – 0.2%
National Grid plc	9		104
SSE plc	3		54
United Utilities Group plc	3		33

			191

Total United Kingdom - 4.2%			$4,786
United States
Communication Services – 6.4%
Activision Blizzard, Inc.	2		157
Alphabet, Inc., Class A(A)	1		1,004
Alphabet, Inc., Class C(A)	1		1,024
AT&T, Inc.	17		511
CenturyLink, Inc.	3		27
Charter Communications, Inc., Class A(A)	—	*	200
Comcast Corp., Class A	10		408
Discovery, Inc.(A)	1		22
Electronic Arts, Inc.(A)	1		104
Facebook, Inc., Class A(A)	6		1,292
Fox Corp., Class A	1		39
IAC/InterActiveCorp(A)	—	*	64
Liberty Broadband Corp.(A)	—	*	62
Liberty Global, Inc., Series C(A)	1		31
Liberty Media Corp., Class C(A)	1		22
Live Nation, Inc.(A)	1		23

Netflix, Inc.(A)	1		473
Omnicom Group, Inc.	1		29
SBA Communications Corp.	—	*	92
Sirius XM Holdings, Inc.	5		27
Take-Two Interactive Software, Inc.(A)	—	*	47
T-Mobile U.S., Inc.(A)	1		99
Twitter, Inc.(A)	2		56
Verizon Communications, Inc.	10		527
ViacomCBS, Inc., Class B(B)	1		22
Walt Disney Co. (The)	4		474

			6,836

Consumer Discretionary – 6.8%
Amazon.com, Inc.(A)	1		2,739
Aramark	1		17
AutoZone, Inc.(A)	—	*	70
Best Buy Co., Inc.	1		64
Booking Holdings, Inc.(A)	—	*	156
Burlington Stores, Inc.(A)	—	*	40
CarMax, Inc.(A)	—	*	42
Carnival Corp.(B)	1		15
Chipotle Mexican Grill, Inc., Class A(A)	—	*	87
D.R. Horton, Inc.	1		53
Darden Restaurants, Inc.	1		39
Dollar General Corp.	1		117
Dollar Tree, Inc.(A)	—	*	44
Domino’s Pizza, Inc.	—	*	45
eBay, Inc.	2		94
Expedia, Inc.	—	*	33
Ford Motor Co.	7		44
Garmin Ltd.	—	*	45
General Motors Co.	3		65
Genuine Parts Co.	—	*	33
Hasbro, Inc.	—	*	28
Home Depot, Inc. (The)	3		640
Las Vegas Sands, Inc.	1		43
Lennar Corp.	1		54
LKQ Corp.(A)	1		29
Lowe’s Co., Inc.	2		239
Marriott International, Inc., Class A	1		61
McDonalds Corp.	2		321
MGM Resorts International	2		26
NIKE, Inc., Class B	3		278
NVR, Inc.(A)	—	*	29
O’Reilly Automotive, Inc.(A)	—	*	82
Pulte Homes, Inc.	1		28
Roku, Inc.(A)	—	*	35
Ross Stores, Inc.	1		77
Royal Caribbean Cruises Ltd.(B)	—	*	23
Starbucks Corp.	3		219
TAL Education Group ADR(A)	1		86
Target Corp.	1		149
Tesla Motors, Inc.(A)	—	*	377
Tiffany & Co.	—	*	42
TJX Cos., Inc. (The)	3		149
Tractor Supply Co.	—	*	44
Uber Technologies, Inc.(A)	2		63
Ulta Beauty, Inc.(A)	—	*	35
V.F. Corp.	1		51
Vail Resorts, Inc.	—	*	24
Wayfair, Inc., Class A(A)	—	*	41
Whirlpool Corp.	—	*	32
Wynn Resorts Ltd.	—	*	20
YUM! Brands, Inc.	1		68

			7,235

Consumer Staples – 4.0%
Altria Group, Inc.	4		170
Archer Daniels Midland Co.	1		45
Brown-Forman Corp., Class B	1		50
Bunge Ltd.	—	*	13
Campbell Soup Co.	1		28
Church & Dwight Co., Inc.	1		50

Clorox Co. (The)	—	*	71
Coca-Cola Co. (The)	9		401
Colgate-Palmolive Co.	2		134
ConAgra Foods, Inc.	2		55
Constellation Brands, Inc.	—	*	71
Costco Wholesale Corp.	1		305
Estee Lauder Co., Inc. (The), Class A	1		103
General Mills, Inc.	1		90
Hershey Foods Corp.	—	*	46
Hormel Foods Corp.	1		38
J.M. Smucker Co. (The)	—	*	37
Kellogg Co.	1		46
Kimberly-Clark Corp.	1		120
Kraft Foods Group, Inc.	2		58
Kroger Co. (The)	2		74
Lamb Weston Holdings, Inc.	—	*	29
McCormick & Co., Inc.	—	*	60
Molson Coors Beverage Co.	1		21
Mondelez International, Inc., Class A	3		161
Monster Beverage Corp.(A)	1		80
PepsiCo, Inc.	3		428
Philip Morris International, Inc.	3		243
Procter & Gamble Co. (The)	6		703
Sysco Corp.	1		59
Tyson Foods, Inc.	1		44
Walgreen Co.	2		68
Wal-Mart Stores, Inc.	3		369

			4,270

Energy – 1.7%
Cabot Oil & Gas Corp.	1		23
CF Industries Holdings, Inc.	1		20
Cheniere Energy, Inc.(A)	1		30
Chevron Corp.	4		390
Concho Resources, Inc.	1		32
ConocoPhillips	3		113
Diamondback Energy, Inc.	—	*	19
EOG Resources, Inc.	1		75
Exxon Mobil Corp.	10		436
Halliburton Co.	2		31
Hess Corp.	1		43
Kinder Morgan, Inc.	5		71
Marathon Petroleum Corp.	2		66
National Oilwell Varco, Inc.	2		20
Occidental Petroleum Corp.	2		33
ONEOK, Inc.	1		34
Phillips 66	1		101
Pioneer Natural Resources Co.	—	*	47
Schlumberger Ltd.	4		66
Valero Energy Corp.	1		85
Williams Co., Inc. (The)	3		64

			1,799

Financials – 5.3%
Aflac, Inc.	2		59
Alleghany Corp.	—	*	22
Allstate Corp. (The)	1		77
Ally Financial, Inc.	1		23
American Express Co.	2		150
American International Group, Inc.	2		68
Ameriprise Financial, Inc.	—	*	56
Annaly Capital Management, Inc.	4		27
Arthur J. Gallagher & Co.	1		49
Bank of America Corp.	18		423
Bank of New York Mellon Corp. (The)	2		79
Berkshire Hathaway, Inc., Class B(A)	3		537
BlackRock, Inc., Class A	—	*	200
Blackstone Group, Inc. (The), Class A	2		108
Capital One Financial Corp.	1		70
Charles Schwab Corp. (The)	3		98
Chicago Board Options Exchange, Inc.	—	*	26

Cincinnati Financial Corp.	—	*	29
Citigroup, Inc.	5		232
Citizens Financial Group, Inc.	1		31
CME Group, Inc.	1		137
Comerica, Inc.	—	*	18
Discover Financial Services	1		40
E*TRADE Financial Corp.	1		37
Fifth Third Bancorp	2		34
First Republic Bank	—	*	44
FNF Group	1		17
Franklin Resources, Inc.(B)	1		24
Goldman Sachs Group, Inc. (The)	1		163
Hartford Financial Services Group, Inc. (The)	1		32
Huntington Bancshares, Inc.	3		30
Intercontinental Exchange, Inc.	1		126
JPMorgan Chase & Co.	7		659
KeyCorp	3		39
KKR & Co.(B)	2		47
Lincoln National Corp.	1		22
Loews Corp.	—	*	15
M&T Bank Corp.	—	*	40
Markel Corp.(A)	—	*	34
MarketAxess Holdings, Inc.	—	*	62
Marsh & McLennan Cos., Inc.	1		130
MetLife, Inc.	2		66
Moody’s Corp.	—	*	123
Morgan Stanley	3		151
MSCI, Inc., Class A	—	*	83
NASDAQ, Inc.	—	*	33
Northern Trust Corp.	1		42
PNC Financial Services Group, Inc. (The)	1		113
Principal Financial Group, Inc.	1		35
Progressive Corp. (The)	1		112
Prudential Financial, Inc.	1		63
Raymond James Financial, Inc.	—	*	24
Regions Financial Corp.	3		38
S&P Global, Inc.	1		203
State Street Corp.	1		74
SVB Financial Group(A)	—	*	33
Synchrony Financial	2		33
T. Rowe Price Group, Inc.	1		80
TD Ameritrade Holding Corp.	1		27
Travelers Co., Inc. (The)	1		67
Truist Financial Corp.	3		116
U.S. Bancorp	3		116
Voya Financial, Inc.	1		29
Wells Fargo & Co.	8		213
Zions Bancorporation	1		27

			6,015

Health Care – 8.1%
Abbott Laboratories	4		362
AbbVie, Inc.	4		403
Abiomed, Inc.(A)	—	*	29
Agilent Technologies, Inc.	1		71
Alexion Pharmaceuticals, Inc.(A)	1		57
Align Technology, Inc.(A)	—	*	49
Alnylam Pharmaceuticals, Inc.(A)	—	*	58
AmerisourceBergen Corp.	—	*	38
Amgen, Inc.	1		321
Anthem, Inc.	1		144
Bausch Health Cos., Inc.(A)	1		20
Baxter International, Inc.	1		99
Becton Dickinson & Co.	1		150
Biogen, Inc.(A)	—	*	116
BioMarin Pharmaceutical, Inc.(A)	1		64
Boston Scientific Corp.(A)	3		113
Bristol-Myers Squibb Co.	5		320

Cardinal Health, Inc.	1		42
Centene Corp.(A)	1		94
Cerner Corp.	1		56
Cigna Corp.	1		170
Cooper Cos., Inc. (The)	—	*	41
CVS Caremark Corp.	3		195
Danaher Corp.	1		256
Dentsply Sirona, Inc.	1		32
DexCom, Inc.(A)	—	*	101
Edwards Lifesciences Corp.(A)	1		91
Elanco Animal Health, Inc.(A)	1		26
Eli Lilly and Co.	2		329
Exact Sciences Corp.(A)	—	*	32
Gilead Sciences, Inc.	3		228
HCA Holdings, Inc.	1		70
Henry Schein, Inc.(A)	—	*	17
Hologic, Inc.(A)	1		44
Humana, Inc.	—	*	130
IDEXX Laboratories, Inc.(A)	—	*	77
Illumina, Inc.(A)	—	*	134
Incyte Corp.(A)	1		54
Intuitive Surgical, Inc.(A)	—	*	164
Ionis Pharmaceuticals, Inc.(A)	—	*	25
Jazz Pharmaceuticals plc(A)	—	*	23
Johnson & Johnson	6		862
Laboratory Corp. of America Holdings(A)	—	*	46
McKesson Corp.	—	*	59
Merck & Co., Inc.	6		453
Mettler-Toledo International, Inc.(A)	—	*	46
Mylan, Inc.(A)	1		22
PerkinElmer, Inc.	—	*	36
Perrigo Co. Ltd.	—	*	21
Pfizer, Inc.	12		407
Quest Diagnostics, Inc.	—	*	47
Quintiles Transnational Holdings, Inc.(A)	—	*	66
Regeneron Pharmaceuticals, Inc.(A)	—	*	135
ResMed, Inc.	—	*	80
STERIS plc	—	*	35
Stryker Corp.	1		144
Teleflex, Inc.	—	*	44
Thermo Fisher Scientific, Inc.	1		334
UnitedHealth Group, Inc.	2		640
Universal Health Services, Inc., Class B	—	*	22
Varian Medical Systems, Inc.(A)	—	*	34
Veeva Systems, Inc., Class A(A)	—	*	82
Vertex Pharmaceuticals, Inc.(A)	1		192
Waters Corp.(A)	—	*	21
Zimmer Holdings, Inc.	—	*	59
Zoetis, Inc.	1		166

			8,898

Industrials – 4.6%
3M Co.	1		205
AMETEK, Inc.	1		51
Boeing Co. (The)	1		220
C.H. Robinson Worldwide, Inc.	—	*	31
Carrier Global Corp.	2		42
Caterpillar, Inc.	1		155
Cintas Corp.	—	*	59
Copart, Inc.(A)	1		54
CoStar Group, Inc.(A)	—	*	90
CSX Corp.	2		115
Cummins, Inc.	—	*	65
Deere & Co.	1		101
Dover Corp.	—	*	47
Eaton Corp.	1		89
Emerson Electric Co.	1		81

Equifax, Inc.	—	*	59
Expeditors International of Washington, Inc.	1		42
Fastenal Co.	2		70
FedEx Corp.	1		76
Fortive Corp.	1		52
General Dynamics Corp.	—	*	68
General Electric Co.	20		134
HEICO Corp., Class A	—	*	31
Honeywell International, Inc.	1		209
Howmet Aerospace, Inc.	1		18
IDEX Corp.	—	*	38
Illinois Tool Works, Inc.	1		111
Ingersoll-Rand, Inc.(A)	—	*	14
Jacobs Engineering Group, Inc.	—	*	33
Johnson Controls, Inc.	2		62
Kansas City Southern	—	*	45
L3Harris Technologies, Inc.	1		91
Lennox International, Inc.	—	*	14
Lockheed Martin Corp.	1		192
Masco Corp.	1		46
Norfolk Southern Corp.	1		102
Northrop Grumman Corp.	—	*	114
Old Dominion Freight Line, Inc.	—	*	56
Otis Worldwide Corp.	1		53
PACCAR, Inc.	1		65
Parker Hannifin Corp.	—	*	65
Raytheon Technologies Corp.	3		205
Republic Services, Inc., Class A	—	*	33
Rockwell Automation, Inc.	—	*	64
Roper Industries, Inc.	—	*	95
Snap-on, Inc.	—	*	29
Stanley Black & Decker, Inc.	—	*	60
TransDigm Group, Inc.	—	*	60
TransUnion	1		61
Union Pacific Corp.	2		256
United Parcel Service, Inc., Class B	2		170
United Rentals, Inc.(A)	—	*	29
Verisk Analytics, Inc., Class A	—	*	76
W.W. Grainger, Inc.	—	*	42
Waste Connections, Inc.	1		62
Waste Management, Inc.	1		93
Westinghouse Air Brake Technologies Corp.	1		34
XPO Logistics, Inc.(A)	—	*	24
Xylem, Inc.	1		36

			4,694

Information Technology – 15.3%
Adobe, Inc.(A)	1		506
Advanced Micro Devices, Inc.(A)	3		144
Akamai Technologies, Inc.(A)	—	*	50
Amphenol Corp., Class A	1		68
Analog Devices, Inc.	1		102
ANSYS, Inc.(A)	—	*	76
Apple, Inc.	10		3,744
Applied Materials, Inc.	2		139
Arista Networks, Inc.(A)	—	*	29
Autodesk, Inc.(A)	1		129
Automatic Data Processing, Inc.	1		136
Broadcom Corp., Class A	1		288
Broadridge Financial Solutions, Inc.	—	*	38
Cadence Design Systems, Inc.(A)	1		75
CDW Corp.	—	*	43
Check Point Software Technologies Ltd.(A)	—	*	35
Cisco Systems, Inc.	10		456
Citrix Systems, Inc.	—	*	49
Cognex Corp.	1		41

Cognizant Technology Solutions Corp., Class A	1		73
Corning, Inc.	2		52
Dell Technologies, Inc., Class V(A)	1		28
DocuSign, Inc.(A)	—	*	68
EPAM Systems, Inc.(A)	—	*	59
F5 Networks, Inc.(A)	—	*	19
FactSet Research Systems, Inc.	—	*	34
Fidelity National Information Services, Inc.	2		207
Fiserv, Inc.(A)	1		141
FleetCor Technologies, Inc.(A)	—	*	55
Fortinet, Inc.(A)	—	*	55
Garter, Inc., Class A(A)	—	*	36
Global Payments, Inc.	1		145
GoDaddy, Inc., Class A(A)	1		37
Hewlett Packard Enterprise Co.	4		35
Hewlett-Packard Co.	4		68
Intel Corp.	10		588
International Business Machines Corp.	2		240
Intuit, Inc.	1		190
Juniper Networks, Inc.	1		24
Keysight Technologies, Inc.(A)	1		54
KLA Corp.	—	*	83
Lam Research Corp.	—	*	116
Leidos Holdings, Inc.	—	*	45
Marvell Technology Group Ltd.	2		58
MasterCard, Inc., Class A	2		626
Maxim Integrated Products, Inc.	—	*	30
Microchip Technology, Inc.	1		62
Micron Technology, Inc.(A)	3		142
Microsoft Corp.	17		3,464
Motorola Solutions, Inc.	—	*	58
NetApp, Inc.	1		23
NortonLifeLock, Inc.	2		38
NVIDIA Corp.	1		550
Okta, Inc.(A)	—	*	63
ON Semiconductor Corp.(A)	1		29
Oracle Corp.	5		272
Palo Alto Networks, Inc.(A)	—	*	63
Paychex, Inc.	1		51
Paycom Software, Inc.(A)	—	*	46
PayPal, Inc.(A)	3		469
PTC, Inc.(A)	—	*	34
Qorvo, Inc.(A)	—	*	41
QUALCOMM, Inc.	2		223
salesforce.com, Inc.(A)	2		369
Seagate Technology	1		34
ServiceNow, Inc.(A)	1		203
Skyworks Solutions, Inc.	—	*	61
Snap, Inc., Class A(A)	3		61
Splunk, Inc.(A)	—	*	83
Square, Inc., Class A(A)	1		91
SS&C Technologies Holdings, Inc.	1		37
Synopsys, Inc.(A)	—	*	81
TE Connectivity Ltd.	1		70
Texas Instruments, Inc.	2		242
Trimble Navigation Ltd.(A)	1		29
Twilio, Inc., Class A(A)	—	*	72
VeriSign, Inc.(A)	—	*	52
Visa, Inc., Class A	4		765
VMware, Inc., Class A(A)(B)	—	*	22
Western Digital Corp.	1		34
Workday, Inc., Class A(A)	—	*	73
Xilinx, Inc.	—	*	48
Zebra Technologies Corp., Class A(A)	—	*	41

			17,410

Materials – 1.2%
Air Products and Chemicals, Inc.	1		137
Avery Dennison Corp.	—	*	38
Ball Corp.	1		64
Celanese Corp., Series A	—	*	34
Corteva, Inc.	2		50
Crown Holdings, Inc.(A)	—	*	28
Dow, Inc.	2		79
DuPont De Nemours, Inc.	2		90
Eastman Chemical Co.	1		39
Ecolab, Inc.	1		117
FMC Corp.	—	*	46
Freeport-McMoRan Copper & Gold, Inc., Class B	4		43
International Flavors & Fragrances, Inc.(B)	—	*	32
International Paper Co.	1		34
LyondellBasell Industries N.V., Class A	1		50
Martin Marietta Materials, Inc.	—	*	37
Mosaic Co. (The)	1		18
Newmont Corp.	2		124
Nucor Corp.	1		37
Packaging Corp. of America	—	*	40
PPG Industries, Inc.	1		60
Sherwin-Williams Co. (The)	—	*	113
Vulcan Materials Co.	—	*	43
WestRock Co.	1		26
Weyerhaeuser Co.	2		53

			1,432

Real Estate – 1.7%
Alexandria Real Estate Equities, Inc.	—	*	59
American Tower Corp., Class A	1		270
AvalonBay Communities, Inc.	—	*	52
Boston Properties, Inc.	—	*	34
CB Richard Ellis Group, Inc.(A)	1		35
Crown Castle International Corp.	1		171
Digital Realty Trust, Inc.	1		101
Duke Realty Corp.	1		50
Equinix, Inc.	—	*	163
Equity Residential	1		51
Essex Property Trust, Inc.	—	*	41
Extra Space Storage, Inc.	—	*	36
Healthpeak Properties, Inc.	1		33
Hilton Worldwide Holdings, Inc.	1		56
Host Hotels & Resorts, Inc.	3		29
Invitation Homes, Inc.	2		42
Iron Mountain, Inc.	1		29
Mid-America Apartment Communities, Inc.	—	*	38
ProLogis, Inc.	2		174
Public Storage, Inc.	—	*	62
Realty Income Corp.	1		50
Simon Property Group, Inc.	1		51
Sun Communities, Inc.	—	*	50
UDR, Inc.	1		31
Ventas, Inc.	1		36
W.P. Carey, Inc.	1		36
Welltower, Inc.	1		52

			1,832

Utilities – 1.7%
AES Corp. (The)	2		32
Alliant Energy Corp.	1		30
Ameren Corp.	1		38
American Electric Power Co., Inc.	1		81
American Water Works Co., Inc.	—	*	60
Atmos Energy Corp.	—	*	30
CenterPoint Energy, Inc.	1		26
CMS Energy Corp.	1		41

Consolidated Edison, Inc.	1		46
Dominion Energy, Inc.	2		154
DTE Energy Co.	—	*	39
Duke Energy Corp.	2		134
Edison International	1		52
Entergy Corp.	—	*	40
Evergy, Inc.	1		37
Eversource Energy	1		76
Exelon Corp.	2		74
FirstEnergy Corp.	1		49
NextEra Energy, Inc.	1		263
NiSource, Inc.	1		27
NRG Energy, Inc.	1		16
Pinnacle West Capital Corp.	—	*	23
PPL Corp.	2		44
Public Service Enterprise Group, Inc.	1		57
Sempra Energy	1		78
Southern Co. (The)	2		121
UGI Corp.	1		22
Vistra Energy Corp.	1		22
WEC Energy Group, Inc.	1		79
Xcel Energy, Inc.	1		79

			1,870

Total United States - 56.8%			$62,291

TOTAL COMMON STOCKS – 99.2%			$110,435
(Cost: $97,573)

PREFERRED STOCKS
Germany
Consumer Discretionary – 0.1%
Volkswagen AG, 2.260%(A)	1		82

Consumer Staples – 0.1%
Henkel AG & Co. KGaA	—	*	44

Total Germany - 0.2%			$126
South Korea
Information Technology – 0.1%
Samsung Electronics Co. Ltd.	2		79

Total South Korea - 0.1%			$79

TOTAL PREFERRED STOCKS – 0.3%			$205
(Cost: $216)

RIGHTS
Spain – 0.0%
Repsol YPF S.A.	3		2
Telefonica S.A.	12		2

			4

Thailand – 0.0%
Minor International Public Co. Ltd.	3		—*

United States – 0.0%
T-Mobile U.S., Inc.	1		—*

TOTAL RIGHTS – 0.0%			$4
(Cost: $5)

WARRANTS
Thailand – 0.0%
BTS Group Holdings Public Co. Ltd., Expires 12-30-40(D)	8		$—*

TOTAL WARRANTS – 0.0%			$—*
(Cost: $–)

SHORT-TERM SECURITIES
Money Market Funds(E) – 1.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.100%(F)	1,448	1,448

TOTAL SHORT-TERM SECURITIES – 1.3%		$1,448
(Cost: $1,448)

TOTAL INVESTMENT SECURITIES – 100.8%		$112,092
(Cost: $99,242)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(889)

NET ASSETS – 100.0%		$111,203

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $1,479 are on loan.
(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $194 or 0.2% of net assets.

(D)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the annualized 7-day yield at June 30, 2020.
(F)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$7,256	$3,013		$—
Consumer Discretionary	9,151	3,437		—
Consumer Staples	4,604	3,795		—
Energy	2,530	1,558		—
Financials	7,954	7,067		—
Health Care	9,446	4,984		—
Industrials	5,454	4,816		—
Information Technology	18,623	4,418		—
Materials	2,468	2,912		—
Real Estate	1,881	1,390		—
Utilities	2,204	1,474		—

Total Common Stocks	$71,571	$38,864		$—
Preferred Stocks	—	205		—
Rights	4	—	*	—
Warrants	—	—	*	—
Short-Term Securities	1,448	—		—

Total	$73,023	$39,069		$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$99,242

Gross unrealized appreciation	24,177

Gross unrealized depreciation	(11,327)

Net unrealized appreciation	$12,850